Borrowings, other debts and derivative liabilities - Summary of Short-term Debt (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Debt Disclosure [Abstract]
Bank borrowings	¥ 86,261		¥ 134,540
Current portion of long-term bank borrowings			26,586
Total	¥ 86,261	$ 12,561	¥ 161,126